Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2015
Other Borrowed Funds
Schedule of other borrowed funds

	December 31,
	2015	2014
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$355,750	$1,067,700
Rate on balance outstanding at year end	0.37%	0.15%
Average daily balance	$859,220	$1,077,973
Average rate	0.19%	0.16%
Maximum amount outstanding at any month end	$1,239,200	$1,352,500
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$150,000	$6,244
Rate on balance outstanding at year end	0.31%	3.51%
Average daily balance	$5,314	$7,338
Average rate	0.31%	3.51%
Maximum amount outstanding at any month end	$150,000	$8,934

The long‑term advances are not amortizable and consist of two advances in the amount of $75,000,000 each.  The advances mature on January 13, 2017 and January 25, 2017, respectively.